WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 93.0%
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 2.6%
AT&T Inc., Senior Notes	0.900%	3/25/24	$30,000	$30,003
AT&T Inc., Senior Notes	3.400%	5/15/25	90,000	96,160
AT&T Inc., Senior Notes	4.250%	3/1/27	20,000	22,325
NTT Finance Corp., Senior Notes	1.162%	4/3/26	200,000	197,002	(a)
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	190,000	191,482

Total Diversified Telecommunication Services				536,972

Interactive Media & Services - 0.4%
Alphabet Inc., Senior Notes	1.100%	8/15/30	90,000	84,405

Media - 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	30,000	30,611
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	240,000	266,890
Comcast Corp., Senior Notes	3.400%	4/1/30	90,000	98,152
Fox Corp., Senior Notes	4.030%	1/25/24	20,000	21,295
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	410,000	452,250

Total Media				869,198

Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	90,000	89,251
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	30,000	28,948

Total Wireless Telecommunication Services				118,199

TOTAL COMMUNICATION SERVICES				1,608,774

CONSUMER DISCRETIONARY - 11.1%
Automobiles - 4.8%
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	200,000	203,040
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	199,768
General Motors Co., Senior Notes	6.125%	10/1/25	140,000	162,485
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	40,000	40,337
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	80,000	83,051
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 1.310%)	1.442%	6/30/22	50,000	50,329	(b)
Hyundai Capital America, Senior Notes	0.800%	1/8/24	60,000	59,454	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	200,000	206,828	(a)

Total Automobiles				1,005,292

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	1

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 4.3%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	$200,000	$197,008	(a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	210,000	213,089
Marriott International Inc., Senior Notes	3.600%	4/15/24	90,000	94,996
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	189,260	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	200,000	189,000	(a)

Total Hotels, Restaurants & Leisure				883,353

Household Durables - 0.4%
DR Horton Inc., Senior Notes	2.500%	10/15/24	70,000	72,841
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	10,000	9,674

Total Household Durables				82,515

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	1.000%	5/12/26	10,000	9,914
Amazon.com Inc., Senior Notes	1.200%	6/3/27	90,000	88,523
eBay Inc., Senior Notes	2.600%	5/10/31	10,000	10,115

Total Internet & Direct Marketing Retail				108,552

Multiline Retail - 0.6%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	40,000	41,695
Dollar Tree Inc., Senior Notes	4.000%	5/15/25	60,000	65,001
Nordstrom Inc., Senior Notes	2.300%	4/8/24	20,000	20,098

Total Multiline Retail				126,794

Specialty Retail - 0.5%
Lowe’s Cos. Inc., Senior Notes	1.300%	4/15/28	100,000	96,236

TOTAL CONSUMER DISCRETIONARY				2,302,742

CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	11,741
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.861%	1/12/24	70,000	70,622	(b)

Total Beverages				82,363

Food & Staples Retailing - 1.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	10,000	9,928
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,738
Walmart Inc., Senior Notes	1.050%	9/17/26	210,000	208,108

Total Food & Staples Retailing				227,774

Food Products - 0.1%
Hershey Co., Senior Notes	1.700%	6/1/30	10,000	9,829
Mondelez International Inc., Senior Notes	1.500%	2/4/31	10,000	9,373

Total Food Products				19,202

See Notes to Schedule of Investments.

2	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Household Products - 0.1%
Clorox Co., Senior Notes	1.800%	5/15/30	$10,000	$9,725
Kimberly-Clark Corp., Senior Notes	1.050%	9/15/27	10,000	9,698

Total Household Products				19,423

Tobacco - 1.5%
Altria Group Inc., Senior Notes	2.625%	9/16/26	80,000	83,156
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	90,000	89,003
Cargill Inc., Senior Notes	0.750%	2/2/26	140,000	136,473	(a)

Total Tobacco				308,632

TOTAL CONSUMER STAPLES				657,394

ENERGY - 15.7%
Oil, Gas & Consumable Fuels - 15.7%
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	10,000	10,375	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	90,000	93,593
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	60,000	64,220	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	100,000	109,093	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	30,000	34,082	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	40,000	46,090
Devon Energy Corp., Senior Notes	5.250%	10/15/27	46,000	48,823	(a)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	12,000	13,154	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	150,000	163,038	(a)
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	24,719
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	120,000	126,885
Ecopetrol SA, Senior Notes	5.875%	9/18/23	130,000	139,633
Ecopetrol SA, Senior Notes	4.625%	11/2/31	20,000	19,850	(c)
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	60,000	74,439
Energy Transfer LP, Senior Notes	4.200%	9/15/23	10,000	10,543
Energy Transfer LP, Senior Notes	4.050%	3/15/25	320,000	343,016
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	73,059
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	80,000	83,127
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	23,265
EQT Corp., Senior Notes	3.000%	10/1/22	30,000	30,307
EQT Corp., Senior Notes	3.125%	5/15/26	20,000	20,150	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	10,000	10,675
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	60,000	66,433
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	60,000	58,626	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	10,000	13,911
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	200,000	199,847	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	30,000	31,500	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	10,000	10,339

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	3

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	1.750%	3/1/26	$110,000	$109,571
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	23,931
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	10,000	11,250
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	10,000	10,650	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	10,350	(a)
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	60,000	65,250
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	60,000	59,810
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	40,000	39,149
Qatar Energy, Senior Notes	1.375%	9/12/26	200,000	197,414	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	180,000	182,759
Range Resources Corp., Senior Notes	9.250%	2/1/26	60,000	64,800
Southern Natural Gas Co. LLC, Senior Notes	0.625%	4/28/23	20,000	19,936	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	30,000	38,621
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	50,000	50,909	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	10,000	10,604
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	30,000	31,599
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	390,000	401,033

TOTAL ENERGY				3,270,428

FINANCIALS - 30.5%
Banks - 17.9%
Bank of America Corp., Senior Notes (0.810% to 10/24/23 then SOFR + 0.740%)	0.810%	10/24/24	20,000	19,975	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	10,000	9,923	(b)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	400,000	397,425	(b)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	40,000	39,132	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	40,000	40,081	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	110,000	111,269	(b)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	200,000	197,209	(a)(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	20,000	19,912	(b)
Citigroup Inc., Senior Notes (1.281% to 11/3/24 then SOFR + 0.528%)	1.281%	11/3/25	40,000	40,044	(b)(c)

See Notes to Schedule of Investments.

4	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (1.462% to 6/9/26 then SOFR + 0.770%)	1.462%	6/9/27	$230,000	$226,581	(b)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	120,000	136,873
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	200,000	198,479	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	209,837	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	200,000	198,346	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	13,863
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	210,000	216,237	(a)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	200,000	201,621	(a)
JPMorgan Chase & Co., Senior Notes (0.563% to 2/16/24 then SOFR + 0.420%)	0.563%	2/16/25	10,000	9,898	(b)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	310,000	306,992	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	10,000	10,120	(b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	100,000	103,234	(b)
NatWest Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	1.595%	5/15/23	260,000	261,755	(b)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	90,000	88,445
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	200,000	196,657	(b)
Truist Financial Corp., Senior Notes (1.267% to 3/2/26 then SOFR + 0.609%)	1.267%	3/2/27	90,000	88,699	(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	240,000	253,497
Wells Fargo & Co., Senior Notes (0.805% to 5/19/24 then SOFR + 0.510%)	0.805%	5/19/25	110,000	109,490	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	10,000	11,560	(b)

Total Banks				3,717,154

Capital Markets - 8.4%
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	190,000	188,407
CI Financial Corp., Senior Notes	3.200%	12/17/30	110,000	112,701
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	280,000	285,085	(a)(b)
Daimler Finance North America LLC, Senior Notes	1.450%	3/2/26	150,000	149,290	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	5

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	3.800%	3/15/30	$30,000	$33,218
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	40,000	39,267	(b)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	220,000	214,564	(b)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	30,000	30,029	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	30,000	32,889
LPL Holdings Inc., Senior Notes	4.375%	5/15/31	10,000	10,238	(a)
Morgan Stanley, Senior Notes (0.790% to 5/30/24 then SOFR + 0.525%)	0.790%	5/30/25	60,000	59,355	(b)
Morgan Stanley, Senior Notes (1.164% to 10/21/24 then SOFR + 0.560%)	1.164%	10/21/25	40,000	39,812	(b)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	19,673	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	240,000	237,763	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	30,000	30,705	(b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	29,927	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	40,000	40,886	(b)
UBS AG, Senior Notes	1.250%	6/1/26	200,000	197,144	(a)

Total Capital Markets				1,750,953

Diversified Financial Services - 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	151,408
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	10,000	10,068	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	260,000	280,502
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	12,227	11,871	(a)(d)

Total Diversified Financial Services				453,849

Insurance - 1.9%
American International Group Inc., Senior Notes	2.500%	6/30/25	90,000	93,485
American International Group Inc., Senior Notes	3.400%	6/30/30	10,000	10,830
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	100,000	102,161	(a)
GA Global Funding Trust, Secured Notes	1.000%	4/8/24	10,000	9,975	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	50,000	49,475	(a)

See Notes to Schedule of Investments.

6	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	$10,000	$10,071
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	80,000	82,801	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	30,000	31,263	(a)

Total Insurance				390,061

Thrifts & Mortgage Finance - 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	10,000	9,931	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	10,000	9,849	(a)

Total Thrifts & Mortgage Finance				19,780

TOTAL FINANCIALS				6,331,797

HEALTH CARE - 4.2%
Biotechnology - 1.2%
AbbVie Inc., Senior Notes	2.600%	11/21/24	30,000	31,237
AbbVie Inc., Senior Notes	2.950%	11/21/26	210,000	221,998

Total Biotechnology				253,235

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	32,000	33,747

Health Care Providers & Services - 2.2%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	10,809
Centene Corp., Senior Notes	4.625%	12/15/29	50,000	53,938
Centene Corp., Senior Notes	3.375%	2/15/30	80,000	82,100
Cigna Corp., Senior Notes	4.125%	11/15/25	10,000	10,999
Cigna Corp., Senior Notes	2.400%	3/15/30	120,000	121,216
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	10,000	10,216
CVS Health Corp., Senior Notes	3.700%	3/9/23	2,000	2,077
CVS Health Corp., Senior Notes	2.625%	8/15/24	40,000	41,689
CVS Health Corp., Senior Notes	2.875%	6/1/26	10,000	10,525
CVS Health Corp., Senior Notes	1.300%	8/21/27	40,000	38,774
UnitedHealth Group Inc., Senior Notes	1.150%	5/15/26	70,000	69,319

Total Health Care Providers & Services				451,662

Pharmaceuticals - 0.6%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	70,000	69,363
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	60,000	57,662

Total Pharmaceuticals				127,025

TOTAL HEALTH CARE				865,669

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	7

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.8%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	$2,000	$2,022	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	30,000	32,239	(a)
Boeing Co., Senior Notes	4.875%	5/1/25	20,000	22,095
Boeing Co., Senior Notes	2.196%	2/4/26	240,000	240,400
Boeing Co., Senior Notes	3.250%	2/1/28	20,000	20,942
Lockheed Martin Corp., Senior Notes	1.850%	6/15/30	50,000	49,445

Total Aerospace & Defense				367,143

Airlines - 1.8%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	30,000	31,470	(a)
Continental Airlines 2007-1 Class B Pass-Through Trust	6.903%	4/19/22	26,540	26,699
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	120,000	128,048	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	10,000	11,104	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	140,000	142,730
United Airlines Pass-Through Trust	4.875%	1/15/26	35,920	37,958

Total Airlines				378,009

Commercial Services & Supplies - 0.6%
Republic Services Inc., Senior Notes	2.500%	8/15/24	110,000	114,293

Industrial Conglomerates - 0.3%
Honeywell International Inc., Senior Notes	1.950%	6/1/30	60,000	59,969

Professional Services - 0.4%
Equifax Inc., Senior Notes	2.350%	9/15/31	80,000	78,470

Trading Companies & Distributors - 2.7%
Air Lease Corp., Senior Notes	3.000%	9/15/23	80,000	82,754
Air Lease Corp., Senior Notes	0.700%	2/15/24	180,000	177,951
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	290,000	309,849	(a)

Total Trading Companies & Distributors				570,554

TOTAL INDUSTRIALS				1,568,438

INFORMATION TECHNOLOGY - 8.9%
Electronic Equipment, Instruments & Components - 0.5%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	70,000	69,796	(a)
Vontier Corp., Senior Notes	1.800%	4/1/26	40,000	39,368	(a)

Total Electronic Equipment, Instruments & Components				109,164

See Notes to Schedule of Investments.

8	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
IT Services - 1.3%
Mastercard Inc., Senior Notes	3.300%	3/26/27	$70,000	$76,050
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	140,000	145,683
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	30,531
S&P Global Inc., Senior Notes	1.250%	8/15/30	10,000	9,357
Visa Inc., Senior Notes	1.100%	2/15/31	10,000	9,346

Total IT Services				270,967

Semiconductors & Semiconductor Equipment - 4.2%
Broadcom Inc., Senior Notes	4.150%	11/15/30	105,000	115,437
Broadcom Inc., Senior Notes	3.187%	11/15/36	85,000	83,559	(a)
Kyndryl Holdings Inc., Senior Notes	2.050%	10/15/26	70,000	69,240	(a)
Lam Research corp., Senior Notes	1.900%	6/15/30	50,000	49,492
Microchip Technology Inc., Senior Secured Notes	2.670%	9/1/23	20,000	20,613
Microchip Technology Inc., Senior Secured Notes	0.972%	2/15/24	50,000	49,701	(a)
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	70,000	69,280	(a)
Micron Technology Inc., Senior Notes	4.640%	2/6/24	160,000	172,400
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	3.400%	5/1/30	40,000	42,988	(a)
Skyworks Solutions Inc., Senior Notes	1.800%	6/1/26	10,000	10,011
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	200,000	201,067

Total Semiconductors & Semiconductor Equipment				883,788

Software - 2.2%
Adobe Inc., Senior Notes	2.150%	2/1/27	130,000	134,535
Adobe Inc., Senior Notes	2.300%	2/1/30	80,000	82,011
Fortinet Inc., Senior Notes	1.000%	3/15/26	130,000	126,653
salesforce.com Inc., Senior Notes	1.500%	7/15/28	110,000	108,284

Total Software				451,483

Technology Hardware, Storage & Peripherals - 0.7%
Apple Inc., Senior Notes	0.700%	2/8/26	40,000	39,209
Apple Inc., Senior Notes	1.400%	8/5/28	100,000	97,482

Total Technology Hardware, Storage & Peripherals				136,691

TOTAL INFORMATION TECHNOLOGY				1,852,093

MATERIALS - 1.8%
Chemicals - 0.1%
PPG Industries Inc., Senior Notes	1.200%	3/15/26	30,000	29,479

Containers & Packaging - 0.1%
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	9,864	(a)

Metals & Mining - 1.5%
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	30,000	31,237
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	100,000	103,331	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	9

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	$160,000	$158,995	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,000	11,013
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	10,000	9,759	(a)

Total Metals & Mining				314,335

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	30,000	28,343

TOTAL MATERIALS				382,021

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	10,000	9,632
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	10,000	10,312
Kimco Realty Corp., Senior Notes	2.250%	12/1/31	40,000	38,975
Simon Property Group LP, Senior Notes	3.500%	9/1/25	10,000	10,774

TOTAL REAL ESTATE				69,693

UTILITIES - 2.0%
Electric Utilities - 2.0%
DTE Electric Co., First Mortgage	2.625%	3/1/31	30,000	31,038
Duke Energy Ohio Inc., First Mortgage	2.125%	6/1/30	10,000	9,908
Edison International, Senior Notes	4.950%	4/15/25	110,000	120,665
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	60,000	60,450
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	100,000	100,029	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	50,000	49,880
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	38,813
Toledo Edison Co.	2.650%	5/1/28	10,000	10,152	(a)

TOTAL UTILITIES				420,935

TOTAL CORPORATE BONDS & NOTES (Cost - $19,326,096)				19,329,984

ASSET-BACKED SECURITIES - 3.4%
AGL CLO 6 Ltd., 2020-6A AR (3 mo. USD LIBOR + 1.200%)	1.332%	7/20/34	100,000	100,000	(a)(b)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	1.174%	7/15/33	110,000	109,851	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	1.822%	1/17/30	250,000	249,999	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	49,310	49,688	(a)
Neuberger Berman Loan Advisers CLO 42 Ltd., 2021-42A A (3 mo. USD LIBOR + 1.100%)	1.222%	7/16/35	210,000	210,000	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $717,644)				719,538

See Notes to Schedule of Investments.

10	Western Asset Short Duration Income ETF 2021 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 1.2%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	$4,719	$1,711
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	135,800	46,321

Total Argentina				48,032

Chile - 0.9%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	193,062

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	20,000	19,890

TOTAL SOVEREIGN BONDS (Cost - $298,804)				260,984

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Bonds	1.625%	11/15/50	10,000	9,275
U.S. Treasury Notes	1.000%	7/31/28	10,000	9,710
U.S. Treasury Notes	1.625%	5/15/31	5,000	5,035
U.S. Treasury Notes	1.250%	8/15/31	10,000	9,717

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $33,465)				33,737

SENIOR LOANS - 0.1%
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	10,000	10,645	(b)(e)(f)

MATERIALS - 0.0%††
Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.837%	9/7/27	9,900	9,849	(b)(e)(f)

TOTAL SENIOR LOANS (Cost - $19,766)				20,494

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $20,395,775)				20,364,737

			SHARES
SHORT-TERM INVESTMENTS - 1.3%
BNY Mellon Cash Reserve Fund (Cost - $266,516)	0.010%		266,516	266,516

TOTAL INVESTMENTS - 99.2% (Cost - $20,662,291)				20,631,253
Other Assets in Excess of Liabilities - 0.8%				161,526

TOTAL NET ASSETS - 100.0%				$20,792,779

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2021 Quarterly Report	11

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At October 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	8	12/21	$1,761,506	$1,754,000	$(7,506)
U.S. Treasury 5-Year Notes	46	12/21	5,676,818	5,600,500	(76,318)

					(83,824)

Contracts to Sell:
U.S. Treasury 10-Year Notes	30	12/21	4,003,683	3,921,094	82,589
U.S. Treasury Long-Term Bonds	7	12/21	1,137,425	1,125,906	11,519
U.S. Treasury Ultra 10-Year Notes	9	12/21	1,334,938	1,305,281	29,657
U.S. Treasury Ultra Long-Term Bonds	1	12/21	196,248	196,406	(158)

					123,607

Net unrealized appreciation on open futures contracts					$39,783

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule.

See Notes to Schedule of Investments.

12	Western Asset Short Duration Income ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction

13

Notes to Schedule of Investments (unaudited) (continued)

price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

14

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$19,329,984	—	$19,329,984
Asset-Backed Securities	—	719,538	—	719,538
Sovereign Bonds	—	260,984	—	260,984
U.S. Government & Agency Obligations	—	33,737	—	33,737
Senior Loans	—	20,494	—	20,494

Total Long-Term Investments	—	20,364,737	—	20,364,737

Short-Term Investments†	—	266,516	—	266,516

Total Investments	—	$20,631,253	—	$20,631,253

Other Financial Instruments:
Futures Contracts††	$123,765	—	—	$123,765

Total	$123,765	$20,631,253	—	$20,755,018

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$83,982	—	—	$83,982

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

15